Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
December 31, 2022

Dates Covered
Collections Period	12/01/22 - 12/31/22
Interest Accrual Period	12/15/22 - 01/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/22	243,216,568.13	17,663
Yield Supplement Overcollateralization Amount 11/30/22	6,756,667.70	0
Receivables Balance 11/30/22	249,973,235.83	17,663
Principal Payments	11,321,179.39	271
Defaulted Receivables	108,891.08	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/22	6,255,552.46	0
Pool Balance at 12/31/22	232,287,612.90	17,387

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.63%
Prepayment ABS Speed	1.05%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	2,307,934.02	126
Past Due 61-90 days	423,358.89	27
Past Due 91-120 days	30,065.91	2
Past Due 121+ days	0.00	0
Total	2,761,358.82	155

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.16%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	132,903.30
Aggregate Net Losses/(Gains) - December 2022	(24,012.22)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.12%
Prior Net Losses/(Gains) Ratio	0.16%
Second Prior Net Losses/(Gains) Ratio	0.02%
Third Prior Net Losses/(Gains) Ratio	0.18%
Four Month Average	0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.69%
Weighted Average Contract Rate, Yield Adjusted	5.84%
Weighted Average Remaining Term	32.49

Flow of Funds	$ Amount
Collections	12,217,451.38
Investment Earnings on Cash Accounts	29,527.94
Servicing Fee	(208,311.03)
Transfer to Collection Account	-
Available Funds	12,038,668.29

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	117,541.45
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	6,679,905.93
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	944,465.36
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	12,038,668.29

Servicing Fee	208,311.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 12/15/22	238,967,518.83
Principal Paid	10,928,955.23
Note Balance @ 01/17/23	228,038,563.60

Class A-1
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2a
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2b
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-3
Note Balance @ 12/15/22	123,887,518.83
Principal Paid	10,928,955.23
Note Balance @ 01/17/23	112,958,563.60
Note Factor @ 01/17/23	40.0846571%

Class A-4
Note Balance @ 12/15/22	76,830,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	76,830,000.00
Note Factor @ 01/17/23	100.0000000%

Class B
Note Balance @ 12/15/22	25,500,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	25,500,000.00
Note Factor @ 01/17/23	100.0000000%

Class C
Note Balance @ 12/15/22	12,750,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	12,750,000.00
Note Factor @ 01/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	165,247.70
Total Principal Paid	10,928,955.23
Total Paid	11,094,202.93

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	65,040.95
Principal Paid	10,928,955.23
Total Paid to A-3 Holders	10,993,996.18

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1949411
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.8927841
Total Distribution Amount	13.0877252

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2308054
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.7826658
Total A-3 Distribution Amount	39.0134712

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	611.21
Noteholders' Principal Distributable Amount	388.79

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/22	8,498,098.59
Investment Earnings	28,248.62
Investment Earnings Paid	(28,248.62)
Deposit/(Withdrawal)	-
Balance as of 01/17/23	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,019,706.36	$754,944.26	$1,384,832.73
Number of Extensions	58	40	73
Ratio of extensions to Beginning of Period Receivables Balance	0.41%	0.29%	0.50%